Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Information

Note 15. Guarantor Financial Information

As described in Note 11, Debt, on September 30, 2016, the Company issued the Notes. The Guarantors of the Notes, Donnelley Financial, LLC and DFS International Holding, Inc., entered into an agreement pursuant to which each agreed to guarantee the Company’s obligations under the Notes. All guarantees are full and unconditional and joint and several. The Guarantors are 100% directly owned subsidiaries of the Company.

The guarantee of the Notes by a subsidiary guarantor will be automatically released under certain situations, including upon the sale or disposition of such subsidiary guarantor to a person that is not Donnelley Financial or a subsidiary guarantor of the notes, the liquidation or dissolution of such subsidiary guarantor, and if such subsidiary guarantor is released from its guarantee obligations under the Company’s Credit Facilities.

The following tables set forth condensed consolidating statements of income for the three months ended March 31, 2017 and 2016, condensed consolidating statements of financial position as of March 31, 2017 and December 31, 2016, and condensed consolidating statements of cash flows for the three months ended March 31, 2017 and 2016. The principal consolidating adjustments are to eliminate the investment in subsidiaries and intercompany balances and transactions. For purposes of the tables below, the Company is referred to as “Parent” and the Guarantors are referred to as “Guarantor Subsidiaries.”

Condensed Consolidating Statements of Operations

For the Three Months Ended March 31, 2017

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$128.6	$27.0	$(1.6)	$154.0
Products net sales	—	104.3	10.3	(1.3)	113.3

Total net sales	—	232.9	37.3	(2.9)	267.3
Services cost of sales (exclusive of depreciation and amortization)	—	61.3	17.9	(1.5)	77.7
Services cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	9.4	0.5	—	9.9
Products cost of sales (exclusive of depreciation and amortization)	—	57.0	7.4	(1.4)	63.0
Products cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	18.7	0.1	—	18.8

Total cost of sales	—	146.4	25.9	(2.9)	169.4
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	47.6	9.1	—	56.7
Restructuring, impairment and other charges-net	—	3.1	0.7	—	3.8
Depreciation and amortization	—	8.8	1.4	—	10.2

Income from operations	—	27.0	0.2	—	27.2
Interest expense (income)-net	11.3	(0.2)	—	—	11.1

Earnings (loss) before income taxes and equity in net income of subsidiaries	(11.3)	27.2	0.2	—	16.1
Income tax (benefit) expense	(4.7)	11.4	0.1	—	6.8

Earnings (loss) before equity in net income of subsidiaries	(6.6)	15.8	0.1	—	9.3
Equity in net income of subsidiaries	15.9	0.1	—	(16.0)	—

Net earnings (loss)	$9.3	$15.9	$0.1	$(16.0)	$9.3

Comprehensive income (loss)	$9.8	$16.4	$0.2	$(16.6)	$9.8

Condensed Consolidating Statements of Operations

For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$117.2	$23.9	$(1.3)	$139.8
Products net sales	—	92.4	8.8	(0.9)	100.3

Total net sales	—	209.6	32.7	(2.2)	240.1
Services cost of sales (exclusive of depreciation and amortization)	—	58.2	14.9	(1.2)	71.9
Services cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	10.6	0.6	—	11.2
Products cost of sales (exclusive of depreciation and amortization)	—	49.8	6.2	(1.0)	55.0
Products cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	20.4	—	—	20.4

Total cost of sales	—	139.0	21.7	(2.2)	158.5
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	42.1	6.9	—	49.0
Restructuring, impairment and other charges-net	—	0.6	—	—	0.6
Depreciation and amortization	—	8.4	1.1	—	9.5

Income from operations	—	19.5	3.0	—	22.5
Interest expense-net	—	0.3	—	—	0.3

Earnings before income taxes and equity in net income of subsidiaries	—	19.2	3.0	—	22.2
Income tax expense	—	7.6	1.2	—	8.8

Earnings before equity in net income of subsidiaries	—	11.6	1.8	—	13.4
Equity in net income of subsidiaries	13.4	1.8	—	(15.2)	—

Net earnings (loss)	$13.4	$13.4	$1.8	$(15.2)	$13.4

Comprehensive income (loss)	$16.2	$16.2	$4.8	$(21.0)	$16.2

Condensed Consolidating Balance Sheet

As of March 31, 2017

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$19.2	$10.3	$(17.2)	$12.3
Receivables, less allowances	—	193.1	40.2	—	233.3
Receivables from R.R. Donnelley	68.0	14.9	1.3	—	84.2
Intercompany receivables	—	34.1	—	(34.1)	—
Intercompany short-term note receivable	—	—	21.0	(21.0)	—
Inventories	—	25.5	2.0	—	27.5
Prepaid expenses and other current assets	4.5	14.4	5.1	(6.7)	17.3

Total current assets	72.5	301.2	79.9	(79.0)	374.6

Property, plant and equipment-net	—	32.8	3.2	—	36.0
Goodwill	—	429.2	17.3	—	446.5
Other intangible assets-net	—	41.1	9.8	—	50.9
Software-net	—	38.8	0.5	—	39.3
Deferred income taxes	—	35.4	3.7	—	39.1
Other noncurrent assets	4.2	30.9	3.1	—	38.2
Investments in consolidated subsidiaries	711.3	66.0	—	(777.3)	—

Total assets	$788.0	$975.4	$117.5	$(856.3)	$1,024.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$17.2	$91.2	$12.0	$(19.1)	$101.3
Intercompany payable	10.0	—	22.2	(32.2)	—
Intercompany short-term note payable	21.0	—	—	(21.0)	—
Accrued liabilities	7.8	85.0	13.7	(6.7)	99.8

Total current liabilities	56.0	176.2	47.9	(79.0)	201.1

Long-term debt	607.5	—	—	—	607.5
Deferred compensation liabilities	—	23.1	—	—	23.1
Pension and other postretirement benefits plan liabilities	—	53.9	1.1	—	55.0
Other noncurrent liabilities	—	10.9	2.5	—	13.4

Total liabilities	663.5	264.1	51.5	(79.0)	900.1

Total equity	124.5	711.3	66.0	(777.3)	124.5

Total liabilities and equity	$788.0	$975.4	$117.5	$(856.3)	$1,024.6

Condensed Consolidating Balance Sheet

As of December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$21.8	$16.8	$(2.4)	$36.2
Receivables, less allowances	—	119.9	36.3	—	156.2
Receivables from R.R. Donnelley	68.0	28.0	—	—	96.0
Intercompany receivables	—	63.0	—	(63.0)	—
Intercompany short-term note receivable	—	—	15.3	(15.3)	—
Inventories	—	22.7	1.4	—	24.1
Prepaid expenses and other current assets	4.3	8.1	4.7	—	17.1

Total current assets	72.3	263.5	74.5	(80.7)	329.6

Property, plant and equipment-net	—	32.4	3.1	—	35.5
Goodwill	—	429.2	17.2	—	446.4
Other intangible assets-net	—	44.0	10.3	—	54.3
Software-net	—	41.0	0.6	—	41.6
Deferred income taxes	—	34.2	2.8	—	37.0
Other noncurrent assets	4.4	27.7	2.4	—	34.5
Investments in consolidated subsidiaries	692.2	65.1	—	(757.3)	—

Total assets	$768.9	$937.1	$110.9	$(838.0)	$978.9

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$3.4	$72.8	$11.5	$(2.4)	$85.3
Intercompany payable	43.9	—	18.6	(62.5)	—
Intercompany short-term note payable	15.3	—	—	(15.3)	—
Accrued liabilities	8.2	81.4	11.6	(0.5)	100.7

Total current liabilities	70.8	154.2	41.7	(80.7)	186.0

Long-term debt	587.0	—	—	—	587.0
Deferred compensation liabilities	—	24.4	—	—	24.4
Pension and other postretirement benefits plan liabilities	—	55.3	1.1	—	56.4
Other noncurrent liabilities	—	11.0	3.0	—	14.0

Total liabilities	657.8	244.9	45.8	(80.7)	867.8

Total equity	111.1	692.2	65.1	(757.3)	111.1

Total liabilities and equity	$768.9	$937.1	$110.9	$(838.0)	$978.9

Condensed Consolidating Statements of Cash Flows

For the Three Months Ended March 31, 2017

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(27.3)	$4.5	$(0.6)	$(14.8)	$(38.2)

INVESTING ACTIVITIES
Capital expenditures	—	(3.9)	(0.4)	—	(4.3)
Purchase of investment	—	(3.4)	—	—	(3.4)
Other investing activities	—	0.2	—	—	0.2

Net cash used in investing activities	—	(7.1)	(0.4)	—	(7.5)

FINANCING ACTIVITIES
Revolving facility borrowings	57.0	—	—	—	57.0
Payments on revolving facility borrowings	(37.0)	—	—	—	(37.0)
Debt issuance costs	(1.5)	—	—	—	(1.5)
Intercompany note payable (receivable)	5.7	—	(5.7)	—	—
Net transfers related to the Separation	3.1	—	—	—	3.1

Net cash provided by (used in) financing activities	27.3	—	(5.7)	—	21.6

Effect of exchange rate on cash and cash equivalents	—	—	0.2	—	0.2
Net decrease in cash and cash equivalents	—	(2.6)	(6.5)	(14.8)	(23.9)
Cash and cash equivalents at beginning of year	—	21.8	16.8	(2.4)	36.2

Cash and cash equivalents at end of period	$—	$19.2	$10.3	$(17.2)	$12.3

Condensed Consolidating Statements of Cash Flows

For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash used in operating activities	$—	$(41.0)	$(2.7)	$—	$(43.7)

INVESTING ACTIVITIES
Capital expenditures	—	(8.2)	(0.3)	—	(8.5)
Other investing activities	—	2.0	0.4	—	2.4

Net cash (used in) provided by investing activities	—	(6.2)	0.1	—	(6.1)

FINANCING ACTIVITIES
Net change in short-term debt	—	—	6.9	—	6.9
Other financing activities	—	0.2	—	—	0.2
Net transfers from Parent and affiliates	—	47.1	(7.4)	—	39.7

Net cash provided by (used in) financing activities	—	47.3	(0.5)	—	46.8

Effect of exchange rate on cash and cash equivalents	—	—	2.9	—	2.9
Net increase (decrease) in cash and cash equivalents	—	0.1	(0.2)	—	(0.1)
Cash and cash equivalents at beginning of year	—	0.1	15.0	—	15.1

Cash and cash equivalents at end of period	$—	$0.2	$14.8	$—	$15.0

Note 22. Guarantor Financial Information

As described in Note 13, Debt, on September 30, 2016, the Company issued $300.0 million of 8.25% senior unsecured notes due October 15, 2024. Donnelley Financial, LLC and DFS International Holding, Inc. (together the “Guarantor Subsidiaries”) entered into an agreement pursuant to which each agreed to guarantee the obligations of Donnelley Financial Solutions, Inc. (the “Parent”) under the Notes. All guarantees are full and unconditional and joint and several. The Guarantor Subsidiaries are 100% directly owned subsidiaries of the Parent.

The guarantee of the notes by a subsidiary guarantor will be automatically released under certain situations, including upon the sale or disposition of such subsidiary guarantor to a person that is not Donnelley Financial or a subsidiary guarantor of the notes, the liquidation or dissolution of such subsidiary guarantor, and if such subsidiary guarantor is released from its guarantee obligations under the Company’s Credit Facilities.

The following tables set forth condensed consolidating statements of income for the years ended December 31, 2016, 2015, and 2014, condensed consolidating statements of financial position as of December 31, 2016 and December 31, 2015, and condensed consolidating statements of cash flows for the years ended December 31, 2016, 2015, and 2014. The principal consolidating adjustments are to eliminate the investment in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Statements of Operations

Year Ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$502.2	$104.1	$(7.7)	$598.6
Products net sales	—	350.4	38.8	(4.3)	384.9

Total net sales	—	852.6	142.9	(12.0)	983.5
Services cost of sales (exclusive of depreciation and amortization)	—	236.0	68.2	(7.1)	297.1
Services cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	35.6	2.2	—	37.8
Products cost of sales (exclusive of depreciation and amortization)	—	207.0	24.1	(4.9)	226.2
Products cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	57.3	0.6	—	57.9

Total cost of sales	—	535.9	95.1	(12.0)	619.0
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	176.8	33.0	—	209.8
Restructuring, impairment and other charges-net	—	4.8	0.6	—	5.4
Depreciation and amortization	—	38.6	4.7	—	43.3

Income from operations	—	96.5	9.5	—	106.0
Interest expense-net	11.7	—	—	—	11.7

Earnings (loss) before income taxes and equity in net income of subsidiaries	(11.7)	96.5	9.5	—	94.3
Income tax (benefit) expense	(4.3)	38.5	1.0	—	35.2

Earnings (loss) before equity in net income of subsidiaries	(7.4)	58.0	8.5	—	59.1
Equity in net income of subsidiaries	66.5	8.5	—	(75.0)	—

Net earnings (loss)	$59.1	$66.5	$8.5	$(75.0)	$59.1

Comprehensive income (loss)	$66.1	$73.5	$8.6	$(82.1)	$66.1

Condensed Consolidating Statements of Operations

Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$530.2	$106.6	$(8.2)	$628.6
Products net sales	—	381.8	44.5	(5.4)	420.9

Total net sales	—	912.0	151.1	(13.6)	1,049.5
Services cost of sales (exclusive of depreciation and amortization)	—	230.7	68.4	(7.2)	291.9
Services cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	38.1	2.3	—	40.4
Products cost of sales (exclusive of depreciation and amortization)	—	208.8	28.5	(6.4)	230.9
Products cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	68.2	0.1	—	68.3

Total cost of sales	—	545.8	99.3	(13.6)	631.5
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	168.1	31.1	—	199.2
Restructuring, impairment and other charges-net	—	3.5	0.9	—	4.4
Depreciation and amortization	—	37.3	4.4	—	41.7

Income from operations	—	157.3	15.4	0.0	172.7
Interest expense-net	—	1.1	—	—	1.1
Investment and other income-net	—	—	(0.1)	—	(0.1)

Earnings before income taxes and equity in net income of subsidiaries	—	156.2	15.5	0.0	171.7
Income tax expense	—	63.8	3.6	—	67.4

Earnings before equity in net income of subsidiaries	—	92.4	11.9	0.0	104.3
Equity in net income of subsidiaries	104.3	11.9	—	(116.2)	—

Net earnings (loss)	$104.3	$104.3	$11.9	$(116.2)	$104.3

Comprehensive income (loss)	$124.3	$124.3	$4.4	$(128.7)	$124.3

Condensed Consolidating Statements of Operations

Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$529.7	$116.2	$(7.7)	$638.2
Products net sales	—	396.3	50.7	(5.1)	441.9

Total net sales	—	926.0	166.9	(12.8)	1,080.1
Services cost of sales (exclusive of depreciation and amortization)	—	237.3	70.8	(6.9)	301.2
Services cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	36.9	2.4	—	39.3
Products cost of sales (exclusive of depreciation and amortization)	—	208.8	33.4	(5.9)	236.3
Products cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	76.3	0.2	—	76.5

Total cost of sales	—	559.3	106.8	(12.8)	653.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	254.7	35.8	—	290.5
Restructuring, impairment and other charges-net	—	2.5	2.3	—	4.8
Depreciation and amortization	—	36.1	4.6	—	40.7

Income from operations	—	73.4	17.4	—	90.8
Interest expense-net	—	1.5	—	—	1.5
Investment and other income-net	—	(3.0)	(0.1)	—	(3.1)

Earnings before income taxes and equity in net income of subsidiaries	—	74.9	17.5	—	92.4
Income tax expense	—	31.1	3.9	—	35.0

Earnings before equity in net income of subsidiaries	—	43.8	13.6	—	57.4
Equity in net income of subsidiaries	57.4	13.6	—	(71.0)	—

Net earnings (loss)	$57.4	$57.4	$13.6	$(71.0)	$57.4

Comprehensive (loss) income	$(115.4)	$(115.4)	$10.7	$104.7	$(115.4)

Condensed Consolidating Balance Sheets

December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$21.8	$16.8	$(2.4)	$36.2
Receivables, less allowances	—	119.9	36.3	—	156.2
Receivable from RR Donnelley	68.0	28.0	—	—	96.0
Intercompany receivables	—	63.0	—	(63.0)	—
Intercompany short-term note receivable	—	—	15.3	(15.3)	—
Inventories	—	22.7	1.4	—	24.1
Prepaid expenses and other current assets	4.3	8.1	4.7	—	17.1

Total current assets	72.3	263.5	74.5	(80.7)	329.6

Property, plant and equipment-net	—	32.4	3.1	—	35.5
Goodwill	—	429.2	17.2	—	446.4
Other intangible assets-net	—	44.0	10.3	—	54.3
Software-net	—	41.0	0.6	—	41.6
Deferred income taxes	—	34.2	2.8	—	37.0
Other noncurrent assets	4.4	27.7	2.4	—	34.5
Investments in consolidated subsidiaries	692.2	65.1	—	(757.3)	—

Total assets	$768.9	$937.1	$110.9	$(838.0)	$978.9

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$3.4	$72.8	$11.5	$(2.4)	$85.3
Intercompany payable	43.9	—	18.6	(62.5)	—
Intercompany short-term note payable	15.3	—	—	(15.3)	—
Accrued liabilities	8.2	81.4	11.6	(0.5)	100.7

Total current liabilities	70.8	154.2	41.7	(80.7)	186.0

Long-term debt	587.0	—	—	—	587.0
Deferred compensation liabilities	—	24.4	—	—	24.4
Pension and other postretirement benefits plan liabilities	—	55.3	1.1	—	56.4
Other noncurrent liabilities	—	11.0	3.0	—	14.0

Total liabilities	657.8	244.9	45.8	(80.7)	867.8

Total equity	111.1	692.2	65.1	(757.3)	111.1

Total liabilities and equity	$768.9	$937.1	$110.9	$(838.0)	$978.9

Condensed Consolidating Balance Sheets

December 31, 2015

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$0.1	$15.0	$—	$15.1
Receivables, less allowances	—	115.0	31.2	—	146.2
Intercompany receivables	—	7.4	—	(7.4)	—
Inventories	—	21.4	0.8	—	22.2
Prepaid expenses and other current assets	—	3.0	4.3	—	7.3

Total current assets	—	146.9	51.3	(7.4)	190.8

Property, plant and equipment-net	—	31.0	2.0	—	33.0
Goodwill	—	429.2	17.6	—	446.8
Other intangible assets-net	—	55.8	13.5	—	69.3
Software-net	—	42.3	1.1	—	43.4
Deferred income taxes	—	10.4	0.2	—	10.6
Other noncurrent assets	—	20.6	3.1	—	23.7
Investments in consolidated subsidiaries	623.5	50.2	—	(673.7)	—

Total assets	$623.5	$786.4	$88.8	$(681.1)	$817.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$—	$31.7	$7.8	$—	$39.5
Intercompany payable	—	—	7.4	(7.4)	—
Accrued liabilities	—	62.8	12.6	—	75.4
Short-term debt	—	—	8.8	—	8.8

Total current liabilities	—	94.5	36.6	(7.4)	123.7

Note payable with an RRD affiliate	—	29.2	—	—	29.2
Deferred compensation liabilities	—	28.5	—	—	28.5
Other noncurrent liabilities	—	10.7	2.0	—	12.7

Total liabilities	—	162.9	38.6	(7.4)	194.1

Total equity	623.5	623.5	50.2	(673.7)	623.5

Total liabilities and equity	$623.5	$786.4	$88.8	$(681.1)	$817.6

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(1.2)	$103.2	$6.4	$(2.4)	$106.0

INVESTING ACTIVITIES
Capital expenditures	—	(23.6)	(2.6)	—	(26.2)
Purchases of investments	—	(3.5)	—	—	(3.5)
Other investing activities	—	—	0.4	—	0.4

Net cash used in investing activities	—	(27.1)	(2.2)	—	(29.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	348.2	—	—	—	348.2
Payments on long-term debt	(50.0)	—	—	—	(50.0)
Net change in short-term debt	—	—	(8.8)	—	(8.8)
Debt issuance costs	(9.3)	—	—	—	(9.3)
Net transfers to Parent and affiliates	(287.7)	(54.4)	2.0	—	(340.1)

Net cash provided by (used in) financing activities	1.2	(54.4)	(6.8)	—	(60.0)

Effect of exchange rate on cash and cash equivalents	—	—	4.4	—	4.4
Net increase (decrease) in cash and cash equivalents	—	21.7	1.8	(2.4)	21.1
Cash and cash equivalents at beginning of year	—	0.1	15.0	—	15.1

Cash and cash equivalents at end of period	$—	$21.8	$16.8	$(2.4)	$36.2

Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	$300.0	$—	$—	$—	$300.0
Settlement of intercompany note payable	—	29.6	—	—	29.6
Accrued debt issuance costs	1.5	—	—	—	1.5

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$—	$106.7	$14.2	$—	$120.9

INVESTING ACTIVITIES
Capital expenditures	—	(25.9)	(1.2)	—	(27.1)
Purchases of investments	—	(10.0)	—	—	(10.0)

Net cash used in investing activities	—	(35.9)	(1.2)	—	(37.1)

FINANCING ACTIVITIES
Net change in short-term debt	—	—	(24.0)	—	(24.0)
Payments on note payable with an RRD affiliate	—	(14.6)	(0.2)	—	(14.8)
Net transfers to Parent and affiliates	—	(56.2)	0.2	—	(56.0)

Net cash used in financing activities	—	(70.8)	(24.0)	—	(94.8)

Effect of exchange rate on cash and cash equivalents	—	—	(2.5)	—	(2.5)
Net decrease in cash and cash equivalents	—	—	(13.5)	—	(13.5)
Cash and cash equivalents at beginning of year	—	0.1	28.5	—	28.6

Cash and cash equivalents at end of period	$—	$0.1	$15.0	$—	$15.1

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$—	$108.0	$17.3	$—	$125.3

INVESTING ACTIVITIES
Capital expenditures	—	(27.3)	(1.5)	—	(28.8)
Acquisition of business, net of cash acquired	—	—	(6.0)	—	(6.0)
Proceeds from sales of other assets	—	5.3	—	—	5.3

Net cash used in investing activities	—	(22.0)	(7.5)	—	(29.5)

FINANCING ACTIVITIES
Net change in short-term debt	—	—	(12.8)	—	(12.8)
Payments on note payable with an RRD affiliate	—	(14.7)	—	—	(14.7)
Net transfers to Parent and affiliates	—	(71.9)	9.0	—	(62.9)

Net cash used in financing activities	—	(86.6)	(3.8)	—	(90.4)

Effect of exchange rate on cash and cash equivalents	—	—	2.0	—	2.0
Net (decrease) increase in cash and cash equivalents	—	(0.6)	8.0	—	7.4
Cash and cash equivalents at beginning of year	—	0.7	20.5	—	21.2

Cash and cash equivalents at end of period	$—	$0.1	$28.5	$—	$28.6